Subsequent Events (Details) - USD ($)	1 Months Ended				3 Months Ended	12 Months Ended
	Jan. 31, 2021	Nov. 30, 2020	Jun. 30, 2020	Mar. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 23, 2020
Subsequent Events (Details) [Line Items]
Convertible debentures, description						The Debentures mature in January 2022 on the one year anniversary, subject to a six-month extension at the Company’s option. The Debentures bear interest at 8% per annum payable quarterly, subject to an increase in case of an event of default as provided for therein. The Debentures are convertible into shares of the Company’s common stock (the “Common Stock”) at any time following the date of issuance at the Purchasers’ option at a conversion price of $1.60 per share, subject to certain adjustments. The Debentures are subject to mandatory conversion in the event the Company closes an equity offering of at least $5,000,000 resulting in the listing of the Common Stock on a national securities exchange. The Debentures rank senior to all existing and future indebtedness of the Company and its subsidiaries, except for approximately $95,000 of outstanding senior indebtedness. In addition, the Debentures rank pari-passu with, and amounts owing thereunder shall be paid concurrently with, payments owing pursuant to and in connection with that certain offering by the Company of 12.5% Original Issue Discount Senior Subordinated Secured Convertible Debentures due May 28, 2021 consummated in May and June 2020 in the aggregate principal amount of $2,953,125.
Issuance of shares						438,553
Stock Issued During Period, Value, Acquisitions (in Dollars)
Principal amount (in Dollars)								$ 250,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase agreements, description	the Company agreed to sell to the Purchasers a total of (i) $2,799,000 in the aggregate principal amount of 12.5% Original Issue Discount Senior Subordinated Secured Convertible Debentures (the “Debentures”), and (ii) 1,749,375 common stock purchase warrants (the “Warrants”), which represents 100% warrant coverage. The Company received a total of $2,488,000 in gross proceeds from the offerings, taking into account the 12.5% original issue discount, before deducting offering expenses and commissions, including the placement agent’s commission of $241,270 (10% of the gross proceeds less $7,500 paid to its legal counsel) and fees related to the offering of the Debentures of approximately $90,500. The Company also agreed to issue to the placement agent, as additional compensation, 349,876 common stock purchase warrants exercisable at $2.00 per share (the “PA Warrants”). Joseph Gunnar & Co. LLC acted as placement agent for the offering of the Debentures.
Shares to be issued for an acquisition	514,666
Acquisition shares to be held in reserve	76,113
Cash paid for acquisition (in Dollars)	$ 180,000
Stock Issued During Period, Value, Acquisitions (in Dollars)	$ 1,600,000
Intangible assets acquired (in Dollars)					$ 1,600,000
Series D Preferred stock
Subsequent Events (Details) [Line Items]
Issuance of shares			157,000			663,476
Number of Series D shares converted to common						53,078
Number of Series D shares cancelled						8,755
Shares to be issued for an acquisition
Stock Issued During Period, Value, Acquisitions (in Dollars)
Series E Preferred Stock
Subsequent Events (Details) [Line Items]
Shares to be issued for an acquisition				775,000
Stock Issued During Period, Value, Acquisitions (in Dollars)
Series F Preferred Stock
Subsequent Events (Details) [Line Items]
Issuance of shares						202,988
Number of Series F preferred converted to common						16,239
Shares to be issued for an acquisition
Stock Issued During Period, Value, Acquisitions (in Dollars)
SeriesDWarrantMember
Subsequent Events (Details) [Line Items]
Number of warrants cancelled						5,000
Convertible Debt [Member]
Subsequent Events (Details) [Line Items]
Issuance of shares						107,337
Conversion of principal amount (in Dollars)						$ 171,137
Interest converted to shares (in Dollars)						$ 602
Convertible debt (in Dollars)		$ 250,000
Principal amount (in Dollars)		$ 283,984
Original issue discount		12.50%
Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of warrants	177,490
PaycheckProtectionProgramLoanMember | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan amount forgiven (in Dollars)	$ 24,750
Restricted Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares to be issued for an acquisition	1,441,065
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value (in Dollars per share)	$ 2.80
PurchaseAgreementsMember
Subsequent Events (Details) [Line Items]
Warrants exercise period						3 years
Warrant exercise price (in Dollars per share)						$ 2.00
Principal amount, percentage						130.00%